Shareholder Report, Line Graph (Details) - USD ($)						8 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended		20 Months Ended		21 Months Ended	23 Months Ended	24 Months Ended	32 Months Ended		33 Months Ended	35 Months Ended	36 Months Ended	44 Months Ended		45 Months Ended	47 Months Ended	48 Months Ended	56 Months Ended		57 Months Ended	59 Months Ended	60 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	80 Months Ended	81 Months Ended	84 Months Ended	92 Months Ended	93 Months Ended	96 Months Ended	104 Months Ended	105 Months Ended	108 Months Ended	117 Months Ended	120 Months Ended
	Sep. 30, 2021	Jun. 30, 2020	Oct. 02, 2017	Aug. 19, 2016	May 31, 2016	May 31, 2022	May 31, 2018	May 31, 2017	May 31, 2021	May 31, 2026	May 31, 2017	May 31, 2023	May 31, 2019	May 31, 2018	May 31, 2022	May 31, 2018	May 31, 2024	May 31, 2020	May 31, 2019	May 31, 2023	May 31, 2019	May 31, 2025	May 31, 2021	May 31, 2020	May 31, 2024	May 31, 2020	May 31, 2026	May 31, 2022	May 31, 2021	May 31, 2025	May 31, 2021	May 31, 2023	May 31, 2022	May 31, 2026	May 31, 2022	May 31, 2024	May 31, 2023	May 31, 2023	May 31, 2025	May 31, 2024	May 31, 2024	May 31, 2026	May 31, 2025	May 31, 2025	May 31, 2026	May 31, 2026
C000006844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					$ 10,000						$ 11,442					$ 12,812					$ 13,073					$ 13,753					$ 18,896				$ 17,655			$ 17,178			$ 20,460			$ 22,241		$ 25,973
C000006843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						11,439					12,813					13,074					13,751					18,892				17,656			17,182			20,457			22,242		25,976
C000006838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						10,859					12,251					12,597					13,349					18,480				17,401			17,061			20,469			22,418		26,379
C000006851 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						10,395					11,181					11,657					12,513					15,546				14,613			14,323			16,253			17,602		19,790
C000006856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						10,943					11,682					12,089					12,883					15,884				14,819			14,420			16,246			17,462		19,475
C000006857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						10,943					11,681					12,093					12,885					15,881				14,817			14,421			16,245			17,456		19,477
C000006893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						10,694					11,127					11,558					12,280					14,271				13,336			13,028			14,231			15,121		16,449
C000006892 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						10,687					11,128					11,552					12,280					14,267				13,329			13,026			14,222			15,118		16,442
C000006887 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						10,152					10,650					11,141					11,929					13,969				13,151			12,939			14,240			15,249		16,711
C000006904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						11,982					13,802					12,530					11,334					16,701				12,609			12,136			13,469			15,743		22,737
C000006905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						12,616					14,422					12,997					11,666					17,060				12,786			12,215			13,453			15,610		22,378
C000006906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						12,615					14,422					12,995					11,666					17,060				12,785			12,216			13,451			15,610		22,373
C000006917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						11,244					12,304					12,653					13,356					17,501				16,377			15,939			18,560			20,076		22,958
C000006916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						11,243					12,303					12,653					13,356					17,500				16,380			15,940			18,557			20,081		22,961
C000006911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						10,675					11,771					12,193					12,974					17,126				16,147			15,830			18,571			20,239		23,320
C000006924 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						11,138					12,304					12,039					12,376					17,077				14,624			14,859			16,967			19,339		23,681
C000006929 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						11,727					12,866					12,489					12,748					17,458				14,839			14,962			16,955			19,187		23,317
C000006930 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						11,728					12,862					12,493					12,748					17,451				14,842			14,967			16,957			19,183		23,316
C000006939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						11,781					13,156					12,976					13,425					18,234				15,827			16,672			18,546			21,252		23,533
C000006938 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						11,779					13,155					12,976					13,422					18,230				15,825			16,667			18,542			21,247		23,529
C000006937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						11,187					12,589					12,508					13,038					17,842				15,604			16,558			18,562			21,428		23,908
C000006941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						11,021					11,862					12,131					13,324					17,063				14,442			14,972			17,835			20,365		24,731
C000006942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						11,605					12,393					12,583					13,713					17,433				14,646			15,072			17,814			20,192		24,337
C000006943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						11,607					12,396					12,583					13,715					17,436				14,648			15,073			17,819			20,193		24,340
C000142777 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						10,322					10,550					11,039					11,621					11,485				11,173			11,329			12,234			12,848		13,254
C000142776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						10,330					10,548					11,034					11,624					11,479				11,169			11,334			12,235			12,844		13,258
C000142775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						9,810					10,113					10,678					11,351					11,310				11,083			11,330			12,324			13,035		13,561
C000160020 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						11,126					13,160					13,286					16,520					22,448				20,895			21,844			30,183			34,904		44,772
C000160021 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						11,722					13,762					13,786					17,014					22,950				21,211			22,010			30,185			34,639		44,101
C000160022 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						11,712					13,762					13,780					17,009					22,946				21,206			22,006			30,184			34,630		44,091
C000160031 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						11,464					13,686					13,270					11,873					18,350				16,832			15,258			18,401			17,223		22,647
C000160030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						11,464					13,685					13,274					11,876					18,349				16,843			15,271			18,399			17,233		22,652
C000160029 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						10,899					13,104					12,796					11,534					17,964				16,614			15,177			18,422			17,386		23,021
C000160038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value					9,425						10,623					11,917					11,724					11,367					16,388				16,883			16,290			20,693			21,982		27,855
C000160039 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value					10,000						11,180					12,450					12,169					11,697					16,740				17,128			16,393			20,663			21,801		27,408
C000160040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value					10,000						11,181					12,448					12,159					11,702					16,744				17,127			16,407			20,669			21,809		27,414
C000172717 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value				$ 10,000				$ 11,002						$ 12,365					$ 12,208					$ 12,174					$ 17,468				$ 17,164				$ 16,309			$ 21,298			$ 22,751		$ 27,283
C000172716 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										B with CDSC (declining over six years from 4% to 0%)
Accumulated Value				10,000				11,002						12,361					12,204					12,176					17,480				17,168				16,308			21,295			22,759		27,293
C000172715 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value				9,425				10,435						11,813					11,751					11,811					17,080				16,909				16,182			21,277			22,925		27,692
C000220109 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										A with initial sales charge (5.75%)
Accumulated Value		$ 9,425							$ 12,984						$ 12,184					$ 12,483					$ 14,720					$ 17,517				$ 22,467
C000220112 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										C with CDSC (1% for 12 months)
Accumulated Value		10,000							13,671						12,731					12,948					15,152					17,910				22,786
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Standard & Poor's 500 Stock Index
Accumulated Value	$ 10,000		$ 10,000		10,000	$ 9,572	$ 10,880				11,747	$ 9,851	$ 11,292			13,437	$ 12,628	$ 12,741			13,945	$ 14,336	$ 17,878			15,735	$ 18,605	$ 17,825			22,079	$ 18,345			22,013	$ 23,516		22,656	$ 26,696		29,042	$ 34,647		32,969		42,788
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000				10,000	9,111					10,158	8,916				10,120	9,032				10,768	9,525				11,781	10,014				11,734				10,769			10,538			10,676			11,258		11,836
MSCI Emerging Markets Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (net div)
Accumulated Value					10,000						12,741					14,528					13,265					12,683					19,152				15,354			14,051			15,792			17,850		27,545
MSCI All Country World ex US Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World (ex-US) Index (net div)
Accumulated Value			10,000		10,000		10,299				11,824		9,654			12,968		9,322			12,156		13,310			11,739		11,659			16,760	11,495			14,681	13,420		14,475	15,265		16,898	20,267		19,222		25,521
MSCI EAFE Europe Australasia Far East Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Accumulated Value		10,000			10,000				13,424		11,644				12,030	12,572				12,399	11,850				14,696	11,516				16,654	15,940			20,452	14,286			14,723			17,450			19,776		24,285
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000® Index
Accumulated Value				10,000	10,000			11,208			11,769			12,896		13,542			13,218		13,880			14,733		15,471			21,202		22,264		20,421		21,444		20,837	21,880		26,584	27,916		30,072	31,578	38,926	40,876
MFS Aggressive Growth Allocation Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Aggressive Growth Allocation Fund Blended Index
Accumulated Value	10,000				10,000	9,596					11,547	9,663				12,913	11,921				12,949	13,467				13,571	17,187				18,992				18,667			18,799			23,191			26,198		33,435
MFS Moderate Allocation Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Moderate Allocation Fund Blended Index
Accumulated Value	10,000				10,000	9,436					10,978	9,416				11,765	10,793				12,177	11,872				13,152	14,080				16,123				15,526			15,494			17,758			19,534		23,167
MFS Conservative Allocation Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Conservative Allocation Fund Blended Index
Accumulated Value	10,000				10,000	9,333					10,703	9,261				11,195	10,197				11,714	11,064				12,741	12,616				14,591				13,845			13,738			15,126			16,411		18,714
MFS Growth Allocation Fund Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MFS Growth Allocation Fund Blended Index
Accumulated Value	$ 10,000				10,000	$ 9,524					11,260	$ 9,552				12,339	$ 11,374				12,595	$ 12,680				13,442	$ 15,616				17,619				17,172			17,222			20,506			22,861		28,155
MSCI All Country World ex US Growth Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI All Country World (ex-US) Growth Index (net div)
Accumulated Value					10,000						11,683					13,058					12,367					13,279					18,580				15,067			15,101			17,066			18,911		24,112
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 0-3 Month U.S. Treasury Bill Index
Accumulated Value			$ 10,000		10,000		$ 10,088				10,039		$ 10,314			10,160		$ 10,485			10,388		$ 10,495			10,560		$ 10,508			10,570	$ 10,856			10,584	$ 11,453		10,934	$ 12,004		11,536	$ 12,483		12,091		12,573
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000® Growth Index
Accumulated Value					10,000						12,027					14,555					15,340					19,367					27,100				25,406			27,831			37,183			43,735		56,267
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000® Index
Accumulated Value					10,000						12,036					14,535					13,221					12,766					21,008				17,455			16,638			19,985			20,222		28,934
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000® Value Index
Accumulated Value					$ 10,000						$ 11,466					$ 12,411					$ 12,591					$ 12,385					$ 17,881				$ 18,048			$ 17,227			$ 20,968			$ 22,836		$ 29,355
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell Midcap® Index
Accumulated Value				$ 10,000				$ 10,996						$ 12,389					$ 12,586					$ 12,916					$ 19,411				$ 18,096				$ 17,279			$ 21,273			$ 23,469		$ 28,719
MSCI EAFE Europe Australasia Far East Value Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI EAFE (Europe, Australasia, Far East) Value Index (net div)
Accumulated Value		$ 10,000							$ 13,699						$ 13,088					$ 13,098					$ 16,187					$ 19,217				$ 24,996